COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases

	RMB	US$

2013	9,685	1,555
2014	9,096	1,460
2015	5,473	879
2016 and thereafter	574	92

	24,828	3,986